Goodwill and other intangibles (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of Intangible Assets and Goodwill

	December 31, 2021
	Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade Name	5	$728	$(728)	$-
Customer and hauler relationships	2 to 8	20,976	(9,582)	11,394
Non-competition agreements	3 to 4	550	(487)	63
Technology	3	3,178	(1,307)	1,871
		25,432	(12,104)	13,328
Domain Name	Indefinite	835	-	835
		$26,267	$(12,104)	$14,163

	December 31, 2020
	Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade Name	5	$728	$(719)	$9
Customer and hauler relationships	2 to 8	20,976	(7,023)	13,953
Non-competition agreements	3 to 4	550	(349)	201
Technology	3	1,197	(997)	200
		23,451	(9,088)	14,363
Domain Name	Indefinite	785	-	785
		$24,236	$(9,088)	$15,148

Schedule of Finite- Lived Intangible Assets, Future Amortization Expense

Fiscal Years Ending December 31,
2022	$3,282
2023	3,220
2024	3,110
2025	2,559
2026	1,157
Future amortization of intangible assets	$13,328

Schedule Of Not Deductible For Tax Purposes

Balance at January 1, 2020	$32,132
Balance at December 31, 2020	$32,132
Balance at December 31, 2021	$32,132

Rubicon Technologies L L C [Member] | Rubicon [Member]
Schedule of Intangible Assets and Goodwill

	March 31, 2022
	Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade Name	5	$728	$(728)	$-
Customer and hauler relationships	2 to 8	20,976	(10,222)	10,754
Non-competition agreements	3 to 4	550	(519)	31
Technology	3	3,178	(1,472)	1,706
		25,432	(12,941)	12,491
Domain Name	Indefinite	835	-	835
		$26,267	$(12,941)	$13,326

	December 31, 2021
	Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade Name	5	$728	$(728)	$-
Customer and hauler relationships	2 to 8	20,976	(9,582)	11,394
Non-competition agreements	3 to 4	550	(487)	63
Technology	3	3,178	(1,307)	1,871
		25,432	(12,104)	13,328
Domain Name	Indefinite	835	-	835
		$26,267	$(12,104)	$14,163

Schedule of Finite- Lived Intangible Assets, Future Amortization Expense

Fiscal Years Ending December 31,
2022	$2,445
2023	3,220
2024	3,110
2025	2,559
2026	1,157
$12,491